Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	43,333,333	43,333,333	43,333,333
Common stock, issued	20,154,999	20,134,999	19,751,999
Common stock, outstanding	20,154,999	20,134,999	19,751,999
Convertible Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	325,000	325,000	325,000
Preferred stock, issued
Preferred stock, outstanding
Convertible Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	4,000,000	4,000,000	4,000,000
Preferred stock, issued
Preferred stock, outstanding
Convertible Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	146,667	146,667	146,667
Preferred stock, issued
Preferred stock, outstanding
Convertible Series E Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	103,232	103,232	103,232
Preferred stock, issued
Preferred stock, outstanding